20. STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Stock options continuity
		Weighted-
		Average
		Exercise
	Number of	Price per
	Common	Share
	Shares	(CAD$)

Stock options outstanding - beginning of period	6,938,179	$1.06
Granted	6,459,400	0.85
Exercises (1)	(128,873)	0.70
Expiries	(1,300,556)	1.19
Forfeitures	(168,500)	0.71
Stock options outstanding - end of period	11,799,650	$0.94
Stock options exercisable - end of period	4,486,625	$1.12

Stock options outstanding
	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD$)	(Years)	Shares	(CAD$)

Stock options outstanding
$ 0.50 to $ 0.99	3.90	8,789,650	$0.79
$ 1.00 to $ 1.19	2.19	1,265,000	1.09
$ 1.20 to $ 1.39	0.20	827,000	1.30
$ 1.40 to $ 1.99	1.18	918,000	1.82
Stock options outstanding - end of period	3.25	11,799,650	$0.94

Fair value of options granted assumptions
	2017	2016

Risk-free interest rate	0.11% - 1.44%	0.57% - 0.69%
Expected stock price volatility	47.02% - 47.77%	43.07% - 43.98%
Expected life	3.4 to 3.5 years	3.4 to 3.6 years
Estimated forfeiture rate	2.94% - 4.14%	3.46% - 3.97%
Expected dividend yield	–	–
Fair value per share under options granted	CAD$0.21 - CAD$0.29	CAD$0.21 - CAD$0.22